REGULATION A OFFERING (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2020
Price per share		$ 0.001
Regulations A Offerings [Member]
Number of shares common stock sold	4,875,000
Common stock received transaction value	$ 195,000
Price per share	$ 0.04
Regulations A Offerings One [Member]
Number of shares common stock sold	4,687,500
Common stock received transaction value	$ 150,000
Price per share	$ 0.032
Regulations A Offerings Two [Member]
Number of shares common stock sold	93,033,333
Common stock received transaction value	$ 1,395,500
Price per share	$ 0.015